UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	6/30

Date of reporting period:	9/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SILK INVEST NEW HORIZONS FRONTIER FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS — 97.04%	Shares	Fair Value

Bangladesh — 9.00%
BRAC Bank Ltd.(a)	2,069,425	$1,505,882
GrameenPhone Ltd.	377,000	1,573,319
		3,079,201
Egypt — 14.18%
EFG-Hermes Holding Company	1,112,625	1,327,742
ElSwedy Electric Company	1,215,600	999,686
Ibnsina Pharma SAE	1,242,911	762,103
Obour Land For Food Industries	658,134	212,210
Orascom Development Egypt(a)	1,048,000	431,893
Talaat Moustafa Group	735,000	464,961
Telecom Egypt Company	887,000	653,183
		4,851,778
Kenya — 10.77%
Centum Investment Company Ltd.(b)	2,140,670	648,344
Equity Group Holdings Ltd.	1,050,000	377,517
KCB Group Ltd.	2,565,000	1,037,462
Safaricom Ltd.	6,120,000	1,620,763
		3,684,086
Kuwait — 11.07%
Gulf Bank KSCP	1,102,000	1,005,712
HumanSoft Holding Company KSCC	81,500	836,495
Mobile Telecommunications Company	604,000	1,066,327
National Bank of Kuwait SAK	282,000	877,457
		3,785,991
Morocco — 6.74%
Auto Hall(b)	48,926	326,391
Douja Promotion Groupe Addoha SA	294,650	287,286
Label Vie	6,201	1,692,253
		2,305,930
Nigeria — 13.32%
Guaranty Trust Bank plc	9,515,504	767,803
Lafarge Africa plc(a)(b)	33,703,078	1,480,819
MTN Nigeria Communications plc(a)	1,000,000	360,617
Nestle Nigeria plc	149,862	578,677
Zenith Bank plc	26,469,452	1,367,799
		4,555,715

See accompanying notes which are an integral part of this schedule of investments.

SILK INVEST NEW HORIZONS FRONTIER FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2019 (Unaudited)

COMMON STOCKS — 97.04% - continued	Shares	Fair Value

Pakistan — 8.53%
Engro Corporation Ltd.	401,500	$684,224
Lucky Cement Ltd.	287,300	627,635
MCB Bank Ltd.	450,000	486,795
Nishat Mills Ltd.	1,133,000	607,701
United Bank Ltd.	580,000	511,931
		2,918,286
Qatar — 4.19%
Ooredoo QPSC	722,700	1,434,081

United Arab Emirates — 12.71%
Air Arabia PJSC(a)	4,376,000	1,488,473
Aramex PJSC	1,149,000	1,254,519
Emaar Properties PJSC	1,277,300	1,605,533
		4,348,525
Vietnam — 6.53%
Masan Group Corporation(a)	85,500	289,444
SSI Securities Corporation	467,000	463,326
Vincom Retail JSC	437,500	624,007
Vinhomes JSC(a)	223,000	858,238
		2,235,015

Total Common Stocks (Cost $36,634,851)		33,198,608

MONEY MARKET FUNDS - 0.34%
First American Government Obligations Fund, Class X, 1.85%(c)	115,764	115,764

Total Money Market Funds (Cost $115,764)		115,764

Total Investments — 97.38% (Cost $36,750,615)		33,314,372

Other Assets in Excess of Liabilities — 2.62%		895,920

NET ASSETS — 100.00%		$34,210,292

(a)	Non-income producing security.
(b)	All or a portion of this security has been deemed illiquid by the Adviser. The total fair value of these securities as of September 30, 2019 was $739,107, representing 2.16% of net assets.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2019.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$3,942,898
Gross unrealized depreciation	(7,685,817)
Net unrealized depreciation on investments	$(3,742,919)
Tax Cost	$37,057,291

See accompanying notes which are an integral part of this schedule of investments.

Silk Invest New Horizons Frontier Fund

Related Notes to the Schedule of Investments

September 30, 2019

(Unaudited)

The Silk Invest New Horizons Frontier Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Fund. Income received from participation (equity-linked) notes (“P-Notes”) is recorded as dividend income on the Statement of Operations. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations.

Foreign Currency Translation and Risks – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. The Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including:

Foreign Securities Risks – Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign taxes. Geopolitical events, including those in the Middle East, may also cause market disruptions.

Frontier Markets Risks – Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss. Frontier market securities also tend to be less liquid.

Currency Risks – The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including but not limited to, changes in interest rates, intervention by central banks or supranational entities such as the International Monetary Fund, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier markets companies trade.

P-Note Risks – P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of an underlying security or market. The risks of P-Notes include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes. While the Fund is entitled to receive from the bank or broker any dividends or other distributions paid on the underlying securities linked to its investment in P-Notes, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. As of September 30, 2019, the Fund did not hold any P-Notes.

Restricted and Illiquid Securities – A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. As of September 30, 2019, the Fund did not hold any restricted securities.

Silk Invest New Horizons Frontier Fund

Related Notes to the Schedule of Investments - continued

September 30, 2019

(Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those investments that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. As of September 30, 2019, the Fund had investments in illiquid securities with a total value of $739,107 or 2.16% of total net assets.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Silk Invest New Horizons Frontier Fund

Related Notes to the Schedule of Investments - continued

September 30, 2019

(Unaudited)

In accordance with the Trust’s valuation policies, the Silk Invest Limited (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2019:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$17,125,338	$16,073,270	$-	$33,198,608
Money Market Funds	115,764	-	-	115,764
Total	$17,241,102	$16,073,270	$-	$33,314,372

*	Refer to the Schedule of Investments for country classifications.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By
/s/ David R. Carson
David R. Carson, President

Date	11/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David R. Carson
David R. Carson, President

Date	11/26/2019

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/26/2019